(Vanguard Target Retirement 2035 Fund Participant) (Vanguard Target Retirement 2035 Fund, Vanguard Target Retirement 2035 Fund - Investor Shares)	18 Months Ended
Mar. 31, 2013
Vanguard Target Retirement 2035 Fund | Vanguard Target Retirement 2035 Fund - Investor Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.18%